Supplement to the
Fidelity Advisor®
New York Municipal Income Fund
Class A, Class T,
Class B, and Class C
April 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 20.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ASNM-13-01  May 31, 2013
1.777517.121

Supplement to the
Fidelity Advisor®
New York Municipal Income Fund
Institutional Class
April 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ASNMI-13-01  May 31, 2013
1.777518.116

Supplement to the
Fidelity® New York Municipal Income Fund
April 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
NFY-13-01  May 31, 2013
1.790585.111